Investment Portfolioas of September 30, 2025 (Unaudited)
DWS Equity 500 Index Fund
DWS Equity 500 Index Fund (the “Fund”) is a feeder fund that invests substantially all of its assets in a “master portfolio”, the Deutsche DWS Equity 500 Index Portfolio (the “Portfolio”) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2025, the Fund owned approximately 22% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.
	Shares	Value ($)

Common Stocks 99.6%
Communication Services 10.1%
Diversified Telecommunication Services 0.7%
AT&T, Inc.	240,529	6,792,539
Verizon Communications, Inc.	141,831	6,233,472
		13,026,011
Entertainment 1.6%
Electronic Arts, Inc.	7,571	1,527,071
Live Nation Entertainment, Inc.*	5,317	868,798
Netflix, Inc.*	14,293	17,136,164
Take-Two Interactive Software, Inc.*	5,831	1,506,497
TKO Group Holdings, Inc.	2,317	467,941
Walt Disney Co.	60,470	6,923,815
Warner Bros Discovery, Inc.*	83,240	1,625,677
		30,055,963
Interactive Media & Services 7.2%
Alphabet, Inc. "A"	195,663	47,565,675
Alphabet, Inc. "C"	157,088	38,258,783
Match Group, Inc.	8,069	284,997
Meta Platforms, Inc. "A"	72,958	53,578,896
		139,688,351
Media 0.4%
Charter Communications, Inc. "A"*	3,123	859,153
Comcast Corp. "A"	123,839	3,891,021
Fox Corp. "A"	6,941	437,700
Fox Corp. "B"	4,992	285,992
Interpublic Group of Companies, Inc.	12,240	341,618
News Corp. "A"	12,656	388,666
News Corp. "B"	4,185	144,592
Omnicom Group, Inc. (a)	6,614	539,239
Paramount Global "B"	0	0
Paramount Skydance Corp. "B"	10,365	196,106
Trade Desk, Inc. "A"*	15,133	741,668
		7,825,755
Wireless Telecommunication Services 0.2%
T-Mobile U.S., Inc.	16,278	3,896,628
Consumer Discretionary 10.5%
Automobile Components 0.0%
Aptiv PLC*	7,308	630,096
Automobiles 2.3%
Ford Motor Co.	132,276	1,582,021

General Motors Co.	31,979	1,949,760
Tesla, Inc.*	94,389	41,976,676
		45,508,457
Broadline Retail 3.8%
Amazon.com, Inc.*	326,454	71,679,505
eBay, Inc.	15,366	1,397,537
		73,077,042
Distributors 0.1%
Genuine Parts Co.	4,664	646,430
LKQ Corp.	8,730	266,614
Pool Corp.	1,097	340,147
		1,253,191
Hotels, Restaurants & Leisure 1.9%
Airbnb, Inc. "A"*	14,429	1,751,969
Booking Holdings, Inc.	1,090	5,885,204
Carnival Corp.*	36,452	1,053,827
Chipotle Mexican Grill, Inc.*	45,079	1,766,646
Darden Restaurants, Inc.	3,949	751,732
Domino's Pizza, Inc.	1,049	452,864
DoorDash, Inc. "A"*	12,450	3,386,275
Expedia Group, Inc.	3,974	849,443
Hilton Worldwide Holdings, Inc.	7,899	2,049,317
Las Vegas Sands Corp.	10,349	556,673
Marriott International, Inc. "A"	7,567	1,970,749
McDonald's Corp.	24,004	7,294,576
MGM Resorts International*	7,106	246,294
Norwegian Cruise Line Holdings Ltd.*	15,563	383,317
Royal Caribbean Cruises Ltd.	8,495	2,748,812
Starbucks Corp.	38,229	3,234,173
Wynn Resorts Ltd.	2,823	362,106
Yum! Brands, Inc.	9,331	1,418,312
		36,162,289
Household Durables 0.3%
D.R. Horton, Inc.	9,365	1,587,087
Garmin Ltd.	5,499	1,353,964
Lennar Corp. "A"	7,709	971,642
Mohawk Industries, Inc.*	1,744	224,836
NVR, Inc.*	96	771,327
PulteGroup, Inc.	6,552	865,716
		5,774,572
Leisure Products 0.0%
Hasbro, Inc.	4,465	338,670
Specialty Retail 1.8%
AutoZone, Inc.*	562	2,411,115
Best Buy Co., Inc.	6,615	500,226
CarMax, Inc.*	5,029	225,651
Home Depot, Inc.	33,464	13,559,278
Lowe's Companies, Inc.	18,839	4,734,429
O'Reilly Automotive, Inc.*	28,514	3,074,094
Ross Stores, Inc.	10,987	1,674,309
TJX Companies, Inc.	37,499	5,420,106
Tractor Supply Co.	17,911	1,018,599
Ulta Beauty, Inc.*	1,509	825,046
Williams-Sonoma, Inc.	4,133	807,795
		34,250,648

Textiles, Apparel & Luxury Goods 0.3%
Deckers Outdoor Corp.*	4,983	505,127
Lululemon Athletica, Inc.*	3,721	662,077
NIKE, Inc. "B"	39,952	2,785,853
Ralph Lauren Corp.	1,296	406,374
Tapestry, Inc.	7,028	795,710
		5,155,141
Consumer Staples 4.9%
Beverages 1.0%
Brown-Forman Corp. "B"	5,881	159,257
Coca-Cola Co.	130,232	8,636,986
Constellation Brands, Inc. "A"	4,789	644,935
Keurig Dr Pepper, Inc.	45,479	1,160,169
Molson Coors Beverage Co. "B" (a)	5,906	267,247
Monster Beverage Corp.*	24,129	1,624,123
PepsiCo, Inc.	46,040	6,465,858
		18,958,575
Consumer Staples Distribution & Retail 1.8%
Costco Wholesale Corp.	14,918	13,808,548
Dollar General Corp.	7,395	764,273
Dollar Tree, Inc.*	6,644	626,994
Kroger Co.	20,439	1,377,793
Sysco Corp.	16,054	1,321,887
Target Corp.	15,260	1,368,822
Walmart, Inc.	147,659	15,217,737
		34,486,054
Food Products 0.5%
Archer-Daniels-Midland Co.	16,240	970,178
Bunge Global SA	4,696	381,550
Conagra Brands, Inc.	15,986	292,704
General Mills, Inc.	17,932	904,131
Hormel Foods Corp.	9,454	233,892
Kellanova	9,034	740,969
Kraft Heinz Co.	28,953	753,936
Lamb Weston Holdings, Inc.	4,680	271,814
McCormick & Co., Inc.	8,475	567,062
Mondelez International, Inc. "A"	43,513	2,718,257
The Campbell's Co.	6,943	219,260
The Hershey Co.	4,961	927,955
The J.M. Smucker Co.	3,576	388,354
Tyson Foods, Inc. "A"	9,637	523,289
		9,893,351
Household Products 0.9%
Church & Dwight Co., Inc.	8,270	724,700
Clorox Co.	4,062	500,844
Colgate-Palmolive Co.	27,303	2,182,602
Kimberly-Clark Corp.	11,153	1,386,764
Procter & Gamble Co.	78,795	12,106,852
		16,901,762
Personal Care Products 0.1%
Estee Lauder Companies, Inc. "A"	7,836	690,508
Kenvue, Inc.	64,512	1,047,030
		1,737,538

Tobacco 0.6%
Altria Group, Inc.	56,486	3,731,465
Philip Morris International, Inc.	52,355	8,491,981
		12,223,446
Energy 2.9%
Energy Equipment & Services 0.2%
Baker Hughes Co.	33,172	1,616,140
Halliburton Co.	28,648	704,740
Schlumberger NV	50,213	1,725,821
		4,046,701
Oil, Gas & Consumable Fuels 2.7%
APA Corp.	12,324	299,227
Chevron Corp.	64,738	10,053,164
ConocoPhillips	42,027	3,975,334
Coterra Energy, Inc.	25,564	604,589
Devon Energy Corp.	21,343	748,286
Diamondback Energy, Inc.	6,329	905,680
EOG Resources, Inc.	18,379	2,060,653
EQT Corp.	20,986	1,142,268
Expand Energy Corp.	8,009	850,876
Exxon Mobil Corp.	143,410	16,169,477
Kinder Morgan, Inc.	65,764	1,861,779
Marathon Petroleum Corp.	10,223	1,970,381
Occidental Petroleum Corp.	23,981	1,133,102
ONEOK, Inc.	21,171	1,544,848
Phillips 66	13,590	1,848,512
Targa Resources Corp.	7,233	1,211,817
Texas Pacific Land Corp.	650	606,866
Valero Energy Corp.	10,447	1,778,706
Williams Companies, Inc.	41,077	2,602,228
		51,367,793
Financials 13.5%
Banks 3.5%
Bank of America Corp.	229,255	11,827,266
Citigroup, Inc.	61,918	6,284,677
Citizens Financial Group, Inc.	14,386	764,760
Fifth Third Bancorp.	22,239	990,747
Huntington Bancshares, Inc.	49,248	850,513
JPMorgan Chase & Co.	92,506	29,179,168
KeyCorp.	31,372	586,343
M&T Bank Corp.	5,242	1,035,924
PNC Financial Services Group, Inc.	13,253	2,662,925
Regions Financial Corp.	29,914	788,832
Truist Financial Corp.	43,378	1,983,242
U.S. Bancorp.	52,369	2,530,994
Wells Fargo & Co.	107,759	9,032,359
		68,517,750
Capital Markets 3.5%
Ameriprise Financial, Inc.	3,170	1,557,263
Bank of New York Mellon Corp.	23,715	2,583,986
Blackrock, Inc.	4,845	5,648,640
Blackstone, Inc.	24,798	4,236,738
Cboe Global Markets, Inc.	3,515	862,054
Charles Schwab Corp.	57,394	5,479,405

CME Group, Inc.	12,123	3,275,513
Coinbase Global, Inc. "A"*	7,607	2,567,286
FactSet Research Systems, Inc.	1,269	363,556
Franklin Resources, Inc.	10,439	241,454
Interactive Brokers Group, Inc. "A"	14,964	1,029,673
Intercontinental Exchange, Inc.	19,252	3,243,577
Invesco Ltd.	14,665	336,415
KKR & Co., Inc.	23,077	2,998,856
Moody's Corp.	5,191	2,473,408
Morgan Stanley	40,819	6,488,588
MSCI, Inc.	2,602	1,476,401
Nasdaq, Inc.	15,242	1,348,155
Northern Trust Corp.	6,424	864,670
Raymond James Financial, Inc.	5,961	1,028,869
Robinhood Markets, Inc. "A"*	26,031	3,727,119
S&P Global, Inc.	10,512	5,116,296
State Street Corp.	9,519	1,104,299
T. Rowe Price Group, Inc.	7,457	765,387
The Goldman Sachs Group, Inc.	10,184	8,110,028
		66,927,636
Consumer Finance 0.6%
American Express Co.	18,261	6,065,574
Capital One Financial Corp.	21,509	4,572,383
Synchrony Financial	12,484	886,988
		11,524,945
Financial Services 4.0%
Apollo Global Management, Inc.	15,470	2,061,687
Berkshire Hathaway, Inc. "B"*	61,684	31,011,014
Block, Inc.*	18,479	1,335,477
Corpay, Inc.*	2,381	685,871
Fidelity National Information Services, Inc.	17,557	1,157,709
Fiserv, Inc.*	18,281	2,356,969
Global Payments, Inc.	8,138	676,105
Jack Henry & Associates, Inc.	2,494	371,431
Mastercard, Inc. "A"	27,767	15,794,147
PayPal Holdings, Inc.*	32,112	2,153,431
Visa, Inc. "A"	57,138	19,505,771
		77,109,612
Insurance 1.9%
Aflac, Inc.	16,170	1,806,189
Allstate Corp.	8,843	1,898,150
American International Group, Inc.	18,588	1,459,902
Aon PLC "A"	7,249	2,584,848
Arch Capital Group Ltd.	12,617	1,144,740
Arthur J. Gallagher & Co.	8,618	2,669,339
Assurant, Inc.	1,684	364,754
Brown & Brown, Inc.	9,835	922,425
Chubb Ltd.	12,452	3,514,577
Cincinnati Financial Corp.	5,227	826,389
Erie Indemnity Co. "A"	860	273,618
Everest Group Ltd.	1,437	503,280
Globe Life, Inc.	2,715	388,164
Hartford Insurance Group, Inc.	9,529	1,271,073
Loews Corp.	5,818	584,069
Marsh & McLennan Companies, Inc.	16,522	3,329,679
MetLife, Inc.	18,712	1,541,307
Principal Financial Group, Inc.	6,960	577,054

Progressive Corp.	19,712	4,867,878
Prudential Financial, Inc.	11,801	1,224,236
Travelers Companies, Inc.	7,559	2,110,624
W.R. Berkley Corp.	10,127	775,931
Willis Towers Watson PLC	3,276	1,131,694
		35,769,920
Health Care 8.8%
Biotechnology 1.6%
AbbVie, Inc.	59,429	13,760,191
Amgen, Inc.	18,109	5,110,360
Biogen, Inc.*	4,919	689,053
Gilead Sciences, Inc.	41,737	4,632,807
Incyte Corp.*	5,509	467,218
Moderna, Inc.*	11,637	300,584
Regeneron Pharmaceuticals, Inc.	3,425	1,925,775
Vertex Pharmaceuticals, Inc.*	8,624	3,377,503
		30,263,491
Health Care Equipment & Supplies 2.0%
Abbott Laboratories	58,536	7,840,312
Align Technology, Inc.*	2,257	282,621
Baxter International, Inc.	17,600	400,752
Becton Dickinson & Co.	9,681	1,811,993
Boston Scientific Corp.*	49,831	4,865,000
Cooper Companies, Inc.*	6,654	456,198
Dexcom, Inc.*	13,184	887,151
Edwards Lifesciences Corp.*	19,878	1,545,912
GE HealthCare Technologies, Inc.	15,340	1,152,034
Hologic, Inc.*	7,544	509,144
IDEXX Laboratories, Inc.*	2,690	1,718,614
Insulet Corp.*	2,353	726,442
Intuitive Surgical, Inc.*	12,055	5,391,358
Medtronic PLC	43,086	4,103,511
ResMed, Inc.	4,919	1,346,478
Solventum Corp.*	4,907	358,211
STERIS PLC	3,320	821,501
Stryker Corp.	11,571	4,277,452
Zimmer Biomet Holdings, Inc.	6,618	651,873
		39,146,557
Health Care Providers & Services 1.7%
Cardinal Health, Inc.	8,028	1,260,075
Cencora, Inc.	6,516	2,036,446
Centene Corp.*	15,675	559,284
Cigna Group	8,972	2,586,179
CVS Health Corp.	42,647	3,215,157
DaVita, Inc.*	1,185	157,451
Elevance Health, Inc.	7,567	2,445,049
HCA Healthcare, Inc.	5,498	2,343,248
Henry Schein, Inc.*	3,431	227,715
Humana, Inc.	4,043	1,051,867
Labcorp Holdings, Inc.	2,831	812,667
McKesson Corp.	4,184	3,232,307
Molina Healthcare, Inc.*	1,818	347,893
Quest Diagnostics, Inc.	3,785	721,345

UnitedHealth Group, Inc.	30,464	10,519,219
Universal Health Services, Inc. "B"	1,933	395,183
		31,911,085
Life Sciences Tools & Services 0.8%
Agilent Technologies, Inc.	9,626	1,235,497
Bio-Techne Corp.	5,195	288,998
Charles River Laboratories International, Inc.*	1,675	262,070
Danaher Corp.	21,431	4,248,910
IQVIA Holdings, Inc.*	5,715	1,085,507
Mettler-Toledo International, Inc.*	692	849,506
Revvity, Inc. (a)	3,864	338,680
Thermo Fisher Scientific, Inc.	12,701	6,160,239
Waters Corp.*	1,992	597,222
West Pharmaceutical Services, Inc.	2,436	639,036
		15,705,665
Pharmaceuticals 2.7%
Bristol-Myers Squibb Co.	68,475	3,088,223
Eli Lilly & Co.	26,743	20,404,909
Johnson & Johnson	81,019	15,022,543
Merck & Co., Inc.	84,023	7,052,050
Pfizer, Inc.	191,250	4,873,050
Viatris, Inc.	39,160	387,684
Zoetis, Inc.	14,904	2,180,753
		53,009,212
Industrials 8.3%
Aerospace & Defense 2.2%
Axon Enterprise, Inc.*	2,640	1,894,570
Boeing Co.*	25,435	5,489,636
GE Aerospace	35,670	10,730,249
General Dynamics Corp.	8,489	2,894,749
Howmet Aerospace, Inc.	13,556	2,660,094
Huntington Ingalls Industries, Inc.	1,345	387,239
L3Harris Technologies, Inc.	6,289	1,920,723
Lockheed Martin Corp.	6,911	3,450,040
Northrop Grumman Corp.	4,526	2,757,782
RTX Corp.	45,023	7,533,699
Textron, Inc.	6,043	510,573
TransDigm Group, Inc.	1,895	2,497,648
		42,727,002
Air Freight & Logistics 0.2%
C.H. Robinson Worldwide, Inc.	3,974	526,158
Expeditors International of Washington, Inc.	4,565	559,623
FedEx Corp.	7,297	1,720,705
United Parcel Service, Inc. "B"	24,713	2,064,277
		4,870,763
Building Products 0.5%
A.O. Smith Corp.	3,814	279,986
Allegion PLC	2,884	511,477
Builders FirstSource, Inc.*	3,712	450,080
Carrier Global Corp.	26,874	1,604,378
Johnson Controls International PLC	22,008	2,419,780
Lennox International, Inc.	1,067	564,827
Masco Corp.	7,063	497,164
Trane Technologies PLC	7,483	3,157,527
		9,485,219

Commercial Services & Supplies 0.5%
Cintas Corp.	11,511	2,362,748
Copart, Inc.*	29,911	1,345,098
Republic Services, Inc.	6,815	1,563,906
Rollins, Inc.	9,404	552,391
Veralto Corp.	8,451	900,961
Waste Management, Inc.	12,457	2,750,879
		9,475,983
Construction & Engineering 0.2%
EMCOR Group, Inc.	1,504	976,908
Quanta Services, Inc.	5,025	2,082,461
		3,059,369
Electrical Equipment 0.9%
AMETEK, Inc.	7,755	1,457,940
Eaton Corp. PLC	13,093	4,900,055
Emerson Electric Co.	18,924	2,482,450
GE Vernova, Inc.	9,157	5,630,639
Generac Holdings, Inc.*	1,971	329,945
Hubbell, Inc.	1,805	776,710
Rockwell Automation, Inc.	3,780	1,321,224
		16,898,963
Ground Transportation 0.9%
CSX Corp.	62,708	2,226,761
J.B. Hunt Transport Services, Inc.	2,562	343,743
Norfolk Southern Corp.	7,550	2,268,095
Old Dominion Freight Line, Inc.	6,202	873,118
Uber Technologies, Inc.*	70,146	6,872,204
Union Pacific Corp.	19,962	4,718,418
		17,302,339
Industrial Conglomerates 0.4%
3M Co.	17,917	2,780,360
Honeywell International, Inc.	21,355	4,495,228
		7,275,588
Machinery 1.5%
Caterpillar, Inc.	15,758	7,518,930
Cummins, Inc.	4,633	1,956,840
Deere & Co.	8,471	3,873,449
Dover Corp.	4,668	778,762
Fortive Corp.	11,216	549,472
IDEX Corp.	2,506	407,877
Illinois Tool Works, Inc.	8,921	2,326,240
Ingersoll Rand, Inc.	12,141	1,003,089
Nordson Corp.	1,823	413,730
Otis Worldwide Corp.	13,198	1,206,693
PACCAR, Inc.	17,655	1,735,840
Parker-Hannifin Corp.	4,297	3,257,771
Pentair PLC	5,495	608,626
Snap-on, Inc.	1,778	616,130
Stanley Black & Decker, Inc.	5,196	386,219
Westinghouse Air Brake Technologies Corp.	5,742	1,151,099
Xylem, Inc.	8,240	1,215,400
		29,006,167
Passenger Airlines 0.1%
Delta Air Lines, Inc.	21,799	1,237,093

Southwest Airlines Co.	17,663	563,627
United Airlines Holdings, Inc.*	10,884	1,050,306
		2,851,026
Professional Services 0.6%
Automatic Data Processing, Inc.	13,617	3,996,589
Broadridge Financial Solutions, Inc.	3,932	936,484
Dayforce, Inc.*	5,368	369,802
Equifax, Inc.	4,164	1,068,191
Jacobs Solutions, Inc.	4,009	600,789
Leidos Holdings, Inc.	4,312	814,796
Paychex, Inc.	10,891	1,380,543
Paycom Software, Inc.	1,680	349,675
Verisk Analytics, Inc.	4,710	1,184,612
		10,701,481
Trading Companies & Distributors 0.3%
Fastenal Co.	38,584	1,892,159
United Rentals, Inc.	2,163	2,064,930
W.W. Grainger, Inc.	1,480	1,410,381
		5,367,470
Information Technology 34.6%
Communications Equipment 0.9%
Arista Networks, Inc.*	34,660	5,050,308
Cisco Systems, Inc.	133,158	9,110,670
F5, Inc.*	1,967	635,715
Motorola Solutions, Inc.	5,599	2,560,367
		17,357,060
Electronic Equipment, Instruments & Components 0.7%
Amphenol Corp. "A"	41,076	5,083,155
CDW Corp.	4,385	698,442
Corning, Inc.	26,228	2,151,483
Jabil, Inc.	3,599	781,595
Keysight Technologies, Inc.*	5,779	1,010,863
TE Connectivity PLC	9,939	2,181,909
Teledyne Technologies, Inc.*	1,572	921,255
Trimble, Inc.*	7,949	649,036
Zebra Technologies Corp. "A"*	1,678	498,634
		13,976,372
IT Services 0.9%
Accenture PLC "A"	20,948	5,165,777
Akamai Technologies, Inc.*	4,954	375,315
Cognizant Technology Solutions Corp. "A"	16,389	1,099,210
EPAM Systems, Inc.*	1,868	281,676
Gartner, Inc.*	2,576	677,153
GoDaddy, Inc. "A"*	4,651	636,396
International Business Machines Corp.	31,335	8,841,484
VeriSign, Inc.	2,824	789,506
		17,866,517
Semiconductors & Semiconductor Equipment 13.7%
Advanced Micro Devices, Inc.*	54,581	8,830,660
Analog Devices, Inc.	16,687	4,099,996
Applied Materials, Inc.	26,983	5,524,499
Broadcom, Inc.	158,212	52,195,721
First Solar, Inc.*	3,593	792,364
Intel Corp.*	147,221	4,939,265
KLA Corp.	4,437	4,785,748

Lam Research Corp.	42,549	5,697,311
Microchip Technology, Inc.	18,059	1,159,749
Micron Technology, Inc.	37,641	6,298,092
Monolithic Power Systems, Inc.	1,622	1,493,278
NVIDIA Corp.	820,739	153,133,483
NXP Semiconductors NV	8,526	1,941,626
ON Semiconductor Corp.*	13,733	677,174
QUALCOMM, Inc.	36,269	6,033,711
Skyworks Solutions, Inc.	5,101	392,675
Teradyne, Inc.	5,345	735,686
Texas Instruments, Inc.	30,577	5,617,912
		264,348,950
Software 11.4%
Adobe, Inc.*	14,267	5,032,684
AppLovin Corp. "A"*	9,106	6,543,025
Autodesk, Inc.*	7,195	2,285,636
Cadence Design Systems, Inc.*	9,164	3,218,947
Crowdstrike Holdings, Inc. "A"*	8,383	4,110,856
Datadog, Inc. "A"*	10,870	1,547,888
Fair Isaac Corp.*	807	1,207,700
Fortinet, Inc.*	21,905	1,841,772
Gen Digital, Inc.	18,808	533,959
Intuit, Inc.	9,382	6,407,062
Microsoft Corp.	250,032	129,504,074
Oracle Corp.	55,744	15,677,443
Palantir Technologies, Inc. "A"*	76,498	13,954,765
Palo Alto Networks, Inc.*	22,467	4,574,730
PTC, Inc.*	4,015	815,125
Roper Technologies, Inc.	3,611	1,800,770
Salesforce, Inc.	32,154	7,620,498
ServiceNow, Inc.*	6,993	6,435,518
Synopsys, Inc.*	6,223	3,070,606
Tyler Technologies, Inc.*	1,475	771,661
Workday, Inc. "A"*	7,262	1,748,181
		218,702,900
Technology Hardware, Storage & Peripherals 7.0%
Apple, Inc.	499,183	127,106,967
Dell Technologies, Inc. "C"	10,268	1,455,695
Hewlett Packard Enterprise Co.	44,343	1,089,064
HP, Inc.	31,510	858,017
NetApp, Inc.	6,718	795,814
Seagate Technology Holdings PLC	7,151	1,688,065
Super Micro Computer, Inc.*	16,854	807,981
Western Digital Corp.	11,737	1,409,144
		135,210,747
Materials 1.8%
Chemicals 1.1%
Air Products & Chemicals, Inc.	7,488	2,042,127
Albemarle Corp. (a)	3,954	320,590
CF Industries Holdings, Inc.	5,443	488,237
Corteva, Inc.	22,836	1,544,399
Dow, Inc.	23,836	546,559
DuPont de Nemours, Inc.	14,081	1,096,910
Eastman Chemical Co.	3,743	235,996
Ecolab, Inc.	8,589	2,352,184
International Flavors & Fragrances, Inc.	8,611	529,921

Linde PLC	15,780	7,495,500
LyondellBasell Industries NV "A"	8,466	415,173
Mosaic Co.	10,775	373,677
PPG Industries, Inc.	7,589	797,680
Sherwin-Williams Co.	7,810	2,704,291
		20,943,244
Construction Materials 0.1%
Martin Marietta Materials, Inc.	2,023	1,275,056
Vulcan Materials Co.	4,456	1,370,755
		2,645,811
Containers & Packaging 0.2%
Amcor PLC	77,808	636,469
Avery Dennison Corp.	2,588	419,696
Ball Corp.	9,320	469,914
International Paper Co.	17,928	831,859
Packaging Corp. of America	2,988	651,175
Smurfit WestRock PLC	17,536	746,508
		3,755,621
Metals & Mining 0.4%
Freeport-McMoRan, Inc.	48,293	1,894,051
Newmont Corp.	36,950	3,115,255
Nucor Corp.	7,718	1,045,249
Steel Dynamics, Inc.	4,654	648,907
		6,703,462
Real Estate 1.9%
Health Care REITs 0.3%
Alexandria Real Estate Equities, Inc.	5,224	435,368
Healthpeak Properties, Inc.	23,390	447,918
Ventas, Inc.	15,444	1,080,926
Welltower, Inc.	22,493	4,006,903
		5,971,115
Hotel & Resort REITs 0.0%
Host Hotels & Resorts, Inc.	21,442	364,943
Industrial REITs 0.2%
Prologis, Inc.	31,214	3,574,627
Office REITs 0.0%
BXP, Inc.	5,040	374,674
Real Estate Management & Development 0.1%
CBRE Group, Inc. "A"*	9,854	1,552,596
CoStar Group, Inc.*	14,244	1,201,766
		2,754,362
Residential REITs 0.2%
AvalonBay Communities, Inc.	4,771	921,614
Camden Property Trust	3,523	376,186
Equity Residential	11,663	754,946
Essex Property Trust, Inc.	2,173	581,625
Invitation Homes, Inc.	18,849	552,841
Mid-America Apartment Communities, Inc.	4,005	559,619
UDR, Inc.	9,906	369,098
		4,115,929

Retail REITs 0.3%
Federal Realty Investment Trust	2,625	265,939
Kimco Realty Corp.	22,663	495,186
Realty Income Corp.	30,736	1,868,441
Regency Centers Corp.	5,369	391,400
Simon Property Group, Inc.	10,986	2,061,743
		5,082,709
Specialized REITs 0.8%
American Tower Corp.	15,749	3,028,848
Crown Castle, Inc.	14,639	1,412,517
Digital Realty Trust, Inc.	10,781	1,863,819
Equinix, Inc.	3,304	2,587,825
Extra Space Storage, Inc.	7,133	1,005,325
Iron Mountain, Inc.	10,029	1,022,356
Public Storage	5,310	1,533,794
SBA Communications Corp.	3,635	702,827
VICI Properties, Inc.	35,642	1,162,286
Weyerhaeuser Co.	24,413	605,198
		14,924,795
Utilities 2.3%
Electric Utilities 1.5%
Alliant Energy Corp.	8,702	586,602
American Electric Power Co., Inc.	17,993	2,024,212
Constellation Energy Corp.	10,508	3,457,867
Duke Energy Corp.	26,171	3,238,661
Edison International	12,869	711,398
Entergy Corp.	15,015	1,399,248
Evergy, Inc.	7,741	588,471
Eversource Energy	12,479	887,756
Exelon Corp.	33,957	1,528,404
FirstEnergy Corp.	17,723	812,068
NextEra Energy, Inc.	69,277	5,229,721
NRG Energy, Inc.	6,506	1,053,647
PG&E Corp.	73,671	1,110,959
Pinnacle West Capital Corp.	3,982	357,026
PPL Corp.	25,048	930,784
Southern Co.	37,030	3,509,333
Xcel Energy, Inc.	19,898	1,604,774
		29,030,931
Gas Utilities 0.1%
Atmos Energy Corp.	5,354	914,196
Independent Power & Renewable Electricity Producers 0.1%
AES Corp.	23,933	314,958
Vistra Corp.	10,713	2,098,891
		2,413,849
Multi-Utilities 0.6%
Ameren Corp.	9,086	948,397
CenterPoint Energy, Inc.	21,953	851,777
CMS Energy Corp.	10,063	737,215
Consolidated Edison, Inc.	12,090	1,215,287
Dominion Energy, Inc.	28,667	1,753,560
DTE Energy Co.	6,982	987,464
NiSource, Inc.	15,803	684,270
Public Service Enterprise Group, Inc.	16,771	1,399,708

Sempra	21,948	1,974,881
WEC Energy Group, Inc.	10,836	1,241,697
		11,794,256
Water Utilities 0.0%
American Water Works Co., Inc.	6,559	912,947
Total Common Stocks (Cost $354,139,244)		1,918,905,294

	Principal Amount ($)	Value ($)

Government & Agency Obligations 0.0%
U.S. Treasury Obligations
U.S. Treasury Bills, 4.11% (b), 11/28/2025 (c) (Cost $528,395)	532,000	528,572

	Shares	Value ($)

Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.05% (d) (e) (Cost $283,800)	283,800	283,800

Cash Equivalents 0.4%
DWS Central Cash Management Government Fund, 4.18% (d) (Cost $6,795,826)	6,795,826	6,795,826

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $361,747,265)	100.0	1,926,513,492
Other Assets and Liabilities, Net	0.0	322,869
Net Assets	100.0	1,926,836,361
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended September 30, 2025 are as follows:
Value ($) at 12/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 9/30/2025	Value ($) at 9/30/2025
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.05% (d) (e)
360,800	—	77,000 (f)	—	—	992	—	283,800	283,800
Cash Equivalents 0.4%
DWS Central Cash Management Government Fund, 4.18% (d)
16,184,739	105,527,621	114,916,534	—	—	445,972	—	6,795,826	6,795,826
16,545,539	105,527,621	114,993,534	—	—	446,964	—	7,079,626	7,079,626

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2025 amounted to $1,410,530, which is 0.1% of net assets.

(b)	Annualized yield at time of purchase; not a coupon rate.
(c)	At September 30, 2025, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(e)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $1,153,713.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2025.

REIT: Real Estate Investment Trust
At September 30, 2025, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
E-Mini S&P 500 Index	USD	12/19/2025	21	7,000,989	7,075,688	74,698
Currency Abbreviation(s)

USD	United States Dollar
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2025 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$1,918,905,294	$—	$—	$1,918,905,294
Government & Agency Obligations	—	528,572	—	528,572
Short-Term Investments (a)	7,079,626	—	—	7,079,626
Derivatives (b)
Futures Contracts	74,698	—	—	74,698
Total	$1,926,059,618	$528,572	$—	$1,926,588,190

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DE500-PH3